UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JULY 31, 2015

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 115.2%
CONSUMER DISCRETIONARY - 11.5%
Automobiles - 0.4%
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,300,000		$1,310,566

Diversified Consumer Services - 0.2%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	168,463	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	190,000	GBP	323,530

Total Diversified Consumer Services					491,993

Hotels, Restaurants & Leisure - 1.4%
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	650,000		625,625	(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,440,000		1,465,200
MGM Resorts International, Senior Notes	11.375%	3/1/18	1,000,000		1,182,500
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	381,378	GBP	675,917

Total Hotels, Restaurants & Leisure					3,949,242

Household Durables - 0.2%
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	700,000		733,250

Media - 8.0%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	610,000		610,000
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	720,000		737,698	(b)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	3,660,000		3,798,099	(b)
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		2,046,654
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,000,000		1,040,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,950,000		1,896,375
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,730,000		2,018,910
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	920,000		739,450
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,570,000		1,601,400	(b)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	690,000		703,421	(b)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,500,000		1,780,649
Tribune Media Co., Senior Notes	5.875%	7/15/22	450,000		465,750	(b)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	483,000	EUR	582,837	(b)
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,630,119	(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	910,000	EUR	1,086,684	(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,000,000		1,018,750	(b)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,500,000		1,508,250	(b)

Total Media					23,265,046

Multiline Retail - 0.4%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	180,000		180,000
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,000,000		1,077,500	(b)(c)

Total Multiline Retail					1,257,500

Specialty Retail - 0.9%
Gap Inc., Senior Notes	5.950%	4/12/21	2,250,000		2,529,891

TOTAL CONSUMER DISCRETIONARY					33,537,488

CONSUMER STAPLES - 5.5%
Beverages - 0.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	830,000		817,550	(b)

Food & Staples Retailing - 1.3%
CVS Health Corp., Senior Notes	6.125%	9/15/39	1,000,000		1,191,259
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	710,000		752,600	(b)
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	2,050,135

Total Food & Staples Retailing					3,993,994

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food Products - 0.3%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	616,000	GBP	$925,903	(a)

Personal Products - 0.3%
Hypermarcas SA, Notes	6.500%	4/20/21	760,000		802,560	(b)

Tobacco - 3.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	500,000		440,625
BAT Netherlands Finance BV, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,933,733
Imperial Tobacco Finance PLC, Senior Notes	8.375%	2/17/16	1,150,000	EUR	1,317,846	(a)
Reynolds American Inc., Senior Bonds	8.125%	6/23/19	2,305,000		2,747,129	(b)
Reynolds American Inc., Senior Notes	6.750%	6/15/17	2,340,000		2,551,236
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		582,755

Total Tobacco					9,573,324

TOTAL CONSUMER STAPLES					16,113,331

ENERGY - 14.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	610,000		574,163
Parker Drilling Co., Senior Notes	7.500%	8/1/20	740,000		647,500
Transocean Inc., Senior Notes	6.800%	3/15/38	2,200,000		1,529,000

Total Energy Equipment & Services					2,750,663

Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,543,724
California Resources Corp., Senior Notes	6.000%	11/15/24	2,000,000		1,625,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	1,410,000		1,393,926
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	1,550,000		581,250
Continental Resources Inc., Senior Notes	3.800%	6/1/24	3,000,000		2,645,862
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	1,129,395		1,229,577	(a)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	1,000,000		920,000
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,914,000
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,500,000		1,457,250
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	400,000		360,000	(b)
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,462,802
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	1,520,000		1,474,978
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,050,000		930,562	(b)
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	730,000		699,887	(b)
Indo Energy Finance BV, Senior Notes	7.000%	5/7/18	470,000		364,250	(b)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000		325,147	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,860,000		1,934,698	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,930,000		1,196,600	(b)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000		356,592
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	1,000,000		882,570
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	910,000		978,250
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,000,000		976,500	(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,590,000		2,997,925	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	1,780,000		1,974,205	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	700,000		776,373	(b)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	500,000		48,750	(d)*
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,704,650	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000		1,089,377	(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	2,830,000		2,996,404	(b)
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		662,321
WPX Energy Inc., Senior Notes	7.500%	8/1/20	250,000		254,375
WPX Energy Inc., Senior Notes	8.250%	8/1/23	400,000		407,500

Total Oil, Gas & Consumable Fuels					39,165,305

TOTAL ENERGY					41,915,968

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 36.8%
Banks - 23.1%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	$1,610,409	(a)
Bank of America Corp., Senior Notes	7.750%	4/30/18	800,000	GBP	1,442,166
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,750,000		6,641,250
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	240,000		257,392	(e)(f)
BNP Paribas Fortis SA, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	1,459,004
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,803,684
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,553,681
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,514,323	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	2,530,000		2,909,500	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	523,866	(a)(e)(f)
Credit Agricole SA, Subordinated Bonds	8.125%	9/19/33	900,000		1,007,156	(b)(e)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	760,000		742,613	(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	2,670,000		2,690,025	(e)(f)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,400,000		1,409,800	(e)(f)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	4,934,278	(e)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,000,000		1,000,511	(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,940,000		1,915,197	(b)
Intesa Sanpaolo SpA, Subordinated Notes	8.375%	10/14/19	450,000	EUR	584,407	(a)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	5,870,000		5,825,975	(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	250,000		251,250	(e)(f)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,000,000		1,003,761
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,570,000		1,597,475	(f)
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	3,502,251	(e)
National Capital Trust I, Junior Subordinated Bond	5.620%	12/17/18	266,000	GBP	442,400	(a)(e)(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,570,000		2,779,596
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,420,000	AUD	1,178,251	(a)(e)
Santander Issuances SAU, Notes	5.911%	6/20/16	2,000,000		2,060,834	(b)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		1,163,109	(b)
Societe Generale SA, Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,110,838	(a)(e)(f)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,521,986	(a)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,774,793	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/31/15	3,660,000		3,625,687	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	2,910,000		2,933,862	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	440,000		451,000	(e)(f)

Total Banks					67,222,330

Capital Markets - 3.1%
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	8/31/15	1,300,000		981,500	(e)(f)
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,439,765
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	1,041,196
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	780,000		775,596
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		1,010,073	(b)
UBS AG London, Senior Notes	6.375%	7/20/16	1,050,000	GBP	1,719,485	(a)

Total Capital Markets					8,967,615

Consumer Finance - 1.3%
American Express Co., Subordinated Debentures	6.800%	9/1/66	1,820,000		1,876,875	(e)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,880,000		1,959,900

Total Consumer Finance					3,836,775

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 3.6%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,500,000		$1,590,000	(b)
FCE Bank PLC, Senior Notes	5.125%	11/16/15	900,000	GBP	1,419,593	(a)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	940,000	EUR	1,099,983	(a)(e)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,200,000		1,288,500	(e)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,000,000		3,279,360
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,130,000		1,234,355
MUFG Capital Finance 4 Ltd., Junior Subordinated Bonds	5.271%	1/25/17	550,000	EUR	630,531	(e)(f)

Total Diversified Financial Services					10,542,322

Insurance - 4.0%
AXA SA, Junior Subordinated Notes	5.777%	7/6/16	500,000	EUR	570,788	(e)(f)
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		2,080,000	(b)(e)(f)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,480,115	(a)
ELM BV, Subordinated Notes	5.252%	5/25/16	550,000	EUR	620,807	(a)(e)(f)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,720,407	(b)
Generali Finance BV, Junior Subordinated Bonds	5.317%	6/16/16	500,000	EUR	562,242	(e)(f)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		375,750	(b)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Subordinated Bonds	5.767%	6/12/17	500,000	EUR	591,945	(a)(e)(f)
QBE Insurance Group Ltd., Senior Notes	6.125%	9/28/15	550,000	GBP	865,040	(a)
Scottish Widows PLC, Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,511,395	(a)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,333,829

Total Insurance					11,712,318

Real Estate Management & Development - 1.0%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	170,000		144,500
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,510,000		1,449,600
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,230,000		1,309,950	(b)

Total Real Estate Management & Development					2,904,050

Thrifts & Mortgage Finance - 0.7%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,140,000		2,075,800	(b)

TOTAL FINANCIALS					107,261,210

HEALTH CARE - 6.9%
Health Care Equipment & Supplies - 1.1%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,070,000	EUR	1,243,579	(b)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,770,000		1,823,100	(b)

Total Health Care Equipment & Supplies					3,066,679

Health Care Providers & Services - 3.8%
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		3,077,468
Labco SAS, Senior Secured Notes	8.500%	1/15/18	200,000	EUR	230,084	(b)
Priory Group No. 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	450,000	GBP	731,696	(a)
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	2,400,000		2,514,000	(b)
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,200,000	EUR	1,377,701	(a)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,494,910
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	440,000		461,332
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,320,000		1,240,800

Total Health Care Providers & Services					11,127,991

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 2.0%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	1,500,000		$1,480,757
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	580,000		546,728
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	780,000		738,284
Endo Finance LLC/Endo Ltd./Endo Finco Inc., Senior Notes	6.000%	7/15/23	1,090,000		1,136,325	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,980,000		2,074,050	(b)

Total Pharmaceuticals					5,976,144

TOTAL HEALTH CARE					20,170,814

INDUSTRIALS - 5.9%
Air Freight & Logistics - 0.8%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,150,000		1,233,375	(b)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	990,000		976,388	(b)

Total Air Freight & Logistics					2,209,763

Airlines - 1.3%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	330,000		345,263	(b)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,732,453		1,905,698
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	950,000	GBP	1,582,178	(a)
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	27,574		29,829

Total Airlines					3,862,968

Commercial Services & Supplies - 1.4%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	470,000		441,800	(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,570,000		1,530,750
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,622,850
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	420,000		421,050	(b)

Total Commercial Services & Supplies					4,016,450

Construction & Engineering - 1.0%
Astaldi SpA, Senior Notes	7.125%	12/1/20	410,000	EUR	477,862	(b)
Astaldi SpA, Senior Notes	7.125%	12/1/20	100,000	EUR	116,552	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	720,000		756,000	(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	920,000		892,400	(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	740,000		580,900	(b)

Total Construction & Engineering					2,823,714

Electrical Equipment - 0.0%
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	116,650	(b)

Machinery - 0.7%
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	1,195,000	EUR	1,389,743	(b)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	224,000	EUR	266,535	(b)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	350,000	EUR	406,083	(b)

Total Machinery					2,062,361

Marine - 0.2%
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	630,000		530,775

Road & Rail - 0.5%
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	104,483	EUR	120,691	(b)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,630,000		1,503,675	(b)

Total Road & Rail					1,624,366

TOTAL INDUSTRIALS					17,247,047

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 3.1%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	770,000		$789,250

Internet Software & Services - 0.7%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	2,110,000		2,173,300	(b)(c)

IT Services - 1.1%
First Data Corp., Secured Notes	8.250%	1/15/21	3,040,000		3,226,200	(b)

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	670,000	EUR	797,453	(b)

Technology Hardware, Storage & Peripherals - 0.7%
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	2,000,000		2,118,186

TOTAL INFORMATION TECHNOLOGY					9,104,389

MATERIALS - 10.6%
Chemicals - 0.6%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	280,000		279,300	(b)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	606,000	EUR	688,834	(b)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		840,923	(b)

Total Chemicals					1,809,057

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	660,000		643,170	(b)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		716,250	(b)
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	848,386	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	300,000		279,000	(b)

Total Construction Materials					2,486,806

Containers & Packaging - 1.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,200,000		1,264,500	(b)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,290,000		1,322,250	(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	450,000		446,485	(b)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	1,230,000	EUR	1,398,128	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		1,013,650	(b)

Total Containers & Packaging					5,445,013

Metals & Mining - 6.0%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	1,008,000		1,034,811
ArcelorMittal, Senior Bonds	6.125%	6/1/25	750,000		716,250
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	500,000		565,246
Evraz Group SA, Notes	9.500%	4/24/18	450,000		470,858	(b)
Evraz Group SA, Senior Notes	6.500%	4/22/20	984,000		897,251	(a)
Evraz Group SA, Senior Notes	6.500%	4/22/20	340,000		310,026	(b)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	220,000		128,172	(b)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,100,000		1,937,250	(b)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	2,000,000		1,700,000
Glencore Finance Canada Ltd., Senior Notes	5.250%	6/13/17	950,000	EUR	1,129,071
GTL Trade Finance Inc., Senior Bonds	5.893%	4/29/24	1,562,000		1,478,433	(b)
Rio Tinto Finance USA PLC, Senior Notes	2.250%	12/14/18	800,000		801,602
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,576,866
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	210,000		190,575	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Bonds	8.250%	1/17/34	2,146,000		$2,295,533
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	670,000		705,316
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		318,818
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	260,000		271,700	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	990,000		926,204	(b)

Total Metals & Mining					17,453,982

Paper & Forest Products - 1.3%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		1,414,452
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000		262,275
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	620,000		520,800
UPM-Kymmene OYJ, Senior Notes	6.625%	1/23/17	1,000,000	GBP	1,666,477

Total Paper & Forest Products					3,864,004

TOTAL MATERIALS					31,058,862

TELECOMMUNICATION SERVICES - 12.6%
Diversified Telecommunication Services - 9.5%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	316,000		312,840	(b)
British Telecommunications PLC, Senior Bonds	8.500%	12/7/16	1,200,000	GBP	2,045,848	(a)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	375,000		396,563
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	625,000		668,750
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	1,770,000		1,794,337	(b)
Oi SA, Senior Notes	5.750%	2/10/22	1,760,000		1,403,072	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		710,390	(b)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,726,350
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,570,000		5,618,737	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000		2,210,424
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		2,470,762
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	5,280,000		5,820,989
Windstream Corp., Senior Notes	7.500%	4/1/23	1,800,000		1,476,000

Total Diversified Telecommunication Services					27,655,062

Wireless Telecommunication Services - 3.1%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	110,000	EUR	124,728	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	610,000		629,825	(b)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000		2,238,600
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		758,290
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	750,000		637,500
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,000,000		1,897,500
Sprint Corp., Senior Notes	7.625%	2/15/25	1,720,000		1,599,600
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	1,150,000		1,265,000	(a)

Total Wireless Telecommunication Services					9,151,043

TOTAL TELECOMMUNICATION SERVICES					36,806,105

UTILITIES - 7.9%
Electric Utilities - 3.7%
Centrais Eletricas Brasileiras SA, Senior Notes	6.875%	7/30/19	1,680,000		1,654,800	(b)
Electricite de France, Junior Subordinated Notes	5.625%	1/22/24	2,500,000		2,606,250	(b)(e)(f)
Enel SpA, Junior Subordinated Bonds	7.750%	9/10/75	1,740,000	GBP	3,012,990	(a)(e)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,930,000		2,373,661
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,000,000		1,054,725	(a)

Total Electric Utilities					10,702,426

Gas Utilities - 0.4%
Wales & West Utilities Finance PLC, Senior Secured Bonds	5.125%	12/2/16	650,000	GBP	1,063,981	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Independent Power and Renewable Electricity Producers - 2.0%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,552,000		$1,673,250	(b)
Colbun SA, Senior Notes	6.000%	1/21/20	1,370,000		1,516,685	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,948,589		2,119,090
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	630,000		639,059	(b)

Total Independent Power and Renewable Electricity Producers					5,948,084

Multi-Utilities - 1.8%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	2,268,745	(a)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,420,177	(b)
Veolia Environnement SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,619,224

Total Multi-Utilities					5,308,146

TOTAL UTILITIES					23,022,637

TOTAL CORPORATE BONDS & NOTES (Cost - $334,056,791)					336,237,851

ASSET-BACKED SECURITIES - 1.5%
Argent Securities Inc., 2004-W10 A2	0.967%	10/25/34	816,891		796,943	(e)
Asset Backed Funding Certificates, 2003-WMC1 M1	1.166%	6/25/33	1,392,399		1,343,778	(e)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	564,486		496,846	(e)
Home Equity Asset Trust, 2004-8 M1	1.061%	3/25/35	641,516		619,680	(e)
Park Place Securities Inc., 2004-WCW1 M2	1.211%	9/25/34	682,513		678,879	(e)
Residential Asset Mortgage Products Inc., 2003-RZ5 A7	5.470%	9/25/33	406,828		421,533
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	92,049		95,029	(e)
Soundview Home Equity Loan Trust, 2005-3 M2	0.971%	6/25/35	30,095		30,077	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,082,664)					4,482,765

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
ARM Trust, 2004-5 4A1	2.686%	4/25/35	333,864		326,944	(e)
Bear Stearns ARM Trust, 2005-12 24A1	5.261%	2/25/36	33,289		30,913	(e)
Credit Suisse Mortgage Capital Certificates, 2009-3R 25A1	2.821%	7/27/36	120,481		122,313	(b)(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	253,052		270,052	(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.527%	1/19/35	259,378		258,652	(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	2.819%	8/25/35	1,124,277		1,119,779	(e)
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.363%	4/25/31	1,364,607		1,183,811	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.110%	9/25/36	74,082		66,305	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,136,702)					3,378,769

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONVERTIBLE BONDS & NOTES - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Senior Secured Notes (Cost - $47,345)	9.000%	1/31/20	360,800	MXN	$44,225	(b)

SENIOR LOANS - 0.9%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	636,800		592,224	(g)(h)

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	10/15/22	600,000		593,250	(g)(h)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	770,000		761,337	(g)(h)

TOTAL HEALTH CARE					1,354,587

MATERIALS - 0.0%
Metals & Mining - 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	130,000		106,857	(g)(h)(i)

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	690,000		693,594	(g)(h)

TOTAL SENIOR LOANS (Cost - $2,786,912)					2,747,262

SOVEREIGN BONDS - 4.5%
Brazil - 1.5%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	560,000		562,800	(b)
Federative Republic of Brazil, Notes	10.000%	1/1/25	2,427,000	BRL	603,369
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	11,712,000	BRL	3,287,546

Total Brazil					4,453,715

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,634,910	(b)

Peru - 0.2%
Republic of Peru, Senior Bonds	7.840%	8/12/20	1,249,000	PEN	431,886

Turkey - 1.1%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	3,000,000		3,234,102

United Arab Emirates - 0.5%
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,500,000	(a)

United Kingdom - 0.6%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,784,690	(a)

TOTAL SOVEREIGN BONDS (Cost - $15,040,668)					13,039,303

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY‡			SHARES	VALUE
COMMON STOCKS - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
Citigroup Inc. (Cost - $2,073,750)			48,867	$2,856,765

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp. (Cost - $409,750)	6.000%		4,400	150,425

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp.	5.900%		37,454	972,680	(e)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		3,050	77,684	(e)

TOTAL PREFERRED STOCKS (Cost - $1,017,989)				1,050,364

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $362,652,571)				363,987,729

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
State Street Bank & Trust Co. repurchase agreement dated 7/31/15; Proceeds at maturity - $3,476,000; (Fully collateralized by U.S. government obligations, 1.375% due 9/30/18; Market Value - $3,548,853) (Cost - $3,476,000)	0.000%	8/3/15	3,476,000	3,476,000

TOTAL INVESTMENTS - 125.9% (Cost - $366,128,571#)				367,463,729
Liabilities in Excess of Other Assets - (25.9)%				(75,604,320)

TOTAL NET ASSETS - 100.0%				$291,859,409

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	The coupon payment on these securities is currently in default as of July 31, 2015.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	All or a portion of this loan is unfunded as of July 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Euro Currency Futures, Put (Premiums received - $211,508)	9/4/15	$1.08	113	$107,350

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

Under normal market conditions, the Fund will invest at least 40% of its managed assets in fixed-income securities of foreign issuers organized or having a principal place of business outside the United States, including in emerging market countries. In addition, the Fund may invest up to 35% of its managed assets in fixed-income securities of below investment grade quality.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$336,237,851	—	$336,237,851
Asset-backed securities	—	4,482,765	—	4,482,765
Collateralized mortgage obligations	—	3,378,769	—	3,378,769
Convertible bonds & notes	—	44,225	—	44,225
Senior loans:
Energy	—	—	$592,224	592,224
Other senior loans	—	2,155,038	—	2,155,038
Sovereign bonds	—	13,039,303	—	13,039,303
Common stocks	$2,856,765	—	—	2,856,765
Convertible preferred stocks	—	150,425	—	150,425
Preferred stocks	1,050,364	—	—	1,050,364

Total long-term investments	$3,907,129	$359,488,376	$592,224	$363,987,729

Short-term investments†	—	3,476,000	—	3,476,000

Total investments	$3,907,129	$362,964,376	$592,224	$367,463,729

Other financial instruments:
Forward foreign currency contracts	—	$1,320,810	—	$1,320,810

Total	$3,907,129	$364,285,186	$592,224	$368,784,539

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$107,350	—	—	$107,350
Forward foreign currency contracts	—	$1,034,329	—	1,034,329

Total	$107,350	$1,034,329	—	$1,141,679

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,911,521
Gross unrealized depreciation	(17,576,363)

Net unrealized appreciation	$1,335,158

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	430,000	USD	481,013	Citibank N.A.	8/13/15	$(8,714)
EUR	460,000	USD	513,432	Citibank N.A.	8/13/15	(8,183)
EUR	1,060,000	USD	1,163,157	Citibank N.A.	8/13/15	1,113
GBP	1,300,000	USD	2,069,129	Citibank N.A.	8/13/15	(39,117)
USD	8,906,010	EUR	7,894,559	Citibank N.A.	8/13/15	234,878
USD	1,279,046	GBP	843,197	Citibank N.A.	8/13/15	(37,647)
CAD	2,157,113	USD	1,657,385	Morgan Stanley	8/13/15	(8,136)
USD	1,139,805	CAD	1,372,526	Morgan Stanley	8/13/15	90,422
USD	36,706,248	EUR	32,633,751	Morgan Stanley	8/13/15	862,377
USD	16,761,994	GBP	11,039,175	Morgan Stanley	8/13/15	(476,212)
USD	2,417,026	EUR	2,122,143	UBS AG	8/13/15	86,131
USD	17,077,997	GBP	11,228,802	UBS AG	8/13/15	(456,320)
USD	10,558,121	EUR	9,562,000	Bank of America N.A.	10/16/15	45,889

Total						$286,481

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015